Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [abstract]
Currency translation differences, taxes	$ (2)	$ (17)
Change in fair value of available-for-sale financial instruments, taxes	0	0
Change in fair value of marketable equity securities, taxes	1	(3)
Remeasurements of retirement benefit plans, tax	$ (91)	$ 29